Document and Entity Information	May 29, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001092796
Current Fiscal Year End Date	--04-30
Document Type	8-K
Document Period End Date	May 29, 2020
Entity Registrant Name	Smith & Wesson Brands, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-31552
Entity Tax Identification Number	87-0543688
Entity Address, Address Line One	2100 Roosevelt Avenue
Entity Address, City or Town	Springfield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01104
City Area Code	(800)
Local Phone Number	331-0852
Entity Information, Former Legal or Registered Name	American Outdoor Brands Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $.001 per Share
Trading Symbol	AOBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false